Property, Plant and Equipment:	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 8.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2015
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	348,387	(337,880)	10,507
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$12,795,114	$(536,515)	$12,258,599

		Accumulated
	Cost	Depreciation	Net
December 31, 2014
Machinery and equipment	$12,408,524	$-	$12,408,524
Furniture and office equipment	529,648	(511,518)	18,130
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$13,150,807	$(710,153)	$12,440,654

Machinery and equipment consists of infrastructure and milling equipment intended for use on the Brisas Project. In 2014, based on a market valuation for mining equipment which included the review of transactions involving comparable assets, we recorded a further $6.5 million write-down of our equipment to an estimated fair value. During the second quarter of 2015, equipment with a carrying value of $174,432 was sold and we recorded a loss on sale of $9,432.

We continually evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate further impairment has occurred.  During 2015, there were no additional impairment charges recorded for the carrying amount of the Brisas equipment, based on updated comparable market data which provided evidence of fair value less cost to sell that was in excess of the carrying amount.

In April 2012, we entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted us the right to earn an undivided 51% interest in the La Tortuga property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement required us to make aggregate option payments to Soltoro of $650,000 as well as expend $3 million on the property over three years. In August 2014, we formally advised Soltoro of our decision to discontinue exploration and, as a result, we wrote off our $425,010 (including a $150,000 property payment made in 2014) investment in the La Tortuga property.